BUSINESS (Details Narrative) - shares shares in Thousands	May 14, 2024	May 24, 2023	Mar. 31, 2025	Dec. 31, 2024	May 01, 2024	May 18, 2023
Accounting Policies [Abstract]
Maximum number of shares purchased under NCIB	9,470	9,000
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%	5.00%
Common stock, shares issued			205,285	202,941	189,000	180,000
Common stock, shares outstanding			205,158	202,499	189,000	180,000